Concentrations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PRC [Member]
Concentrations [Line Items]
Restricted cash	$ 1,351,566	$ 4,318,682
Customer Concentration Risk [Member] | Ten Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Total revenue percentage	31.10%	24.10%